Investments in Associates and Joint Ventures - Condensed Financial Information of Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Current assets	₩ 7,219,196	₩ 6,352,665
Cash and cash equivalents	1,882,291	872,731	₩ 1,369,653	₩ 1,270,824
Non-current assets	24,089,066	24,558,612
Current liabilities	8,046,541	6,960,435
Non-current liabilities	11,106,525	11,615,704
Revenue	17,361,232	16,864,348	16,183,498
Depreciation and amortization	(3,621,325)	(3,672,555)	(3,664,665)
Interest income	179,838	155,133	140,685
Interest expense	(328,307)	(342,342)	(399,176)
Profit (loss) for the year	947,831	2,418,989	1,500,538
Total comprehensive income (loss)	₩ 641,605	₩ 3,781,181	1,962,360
Dogus Planet, Inc. [member]
Disclosure of joint ventures [line items]
Current assets			55,951
Cash and cash equivalents			9,083
Non-current assets			30,408
Current liabilities			46,186
Accounts payable, other payables and provisions			28,145
Non-current liabilities			10,031
Revenue			177,084
Depreciation and amortization			(4,642)
Interest income			1,878
Interest expense			(555)
Profit (loss) for the year			7,030
Total comprehensive income (loss)			(1,659)
Finnq Co. Ltd. [member]
Disclosure of joint ventures [line items]
Current assets			26,781
Cash and cash equivalents			23,936
Non-current assets			8,530
Current liabilities			7,367
Accounts payable, other payables and provisions			5,094
Non-current liabilities			879
Revenue			3,937
Depreciation and amortization			(4,417)
Interest income			29
Interest expense			(51)
Profit (loss) for the year			(19,426)
Total comprehensive income (loss)			₩ (19,426)